Financial Instruments - Summary of Carrying Values and Estimated Fair Values of Company's Financial Assets and Liabilities (Detail)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)
Current financial assets:
Cash and cash equivalents	$ 14,501,954		$ 22,820,300		$ 32,385,376	$ 39,792,733
Time deposits	12,649,524	¥ 75,368,750	11,339,515	¥ 70,472,817
Restricted cash	9,850,930	¥ 64,239,817	4,013,565	¥ 24,943,500
Available-for-sale investments			1,050,500
Accounts and bills receivable, net	20,493,672		21,216,884
Amount due from a related party	15,475		12,569
Current financial liabilities:
Short term bank loans	6,780,394		7,279,629
Accounts and bills payable	14,248,741		12,520,080
Accrued salaries, allowances and other employee benefits	3,077,943		2,980,622
Other accrued liabilities	6,284,082		5,720,757
Carrying value [Member]
Current financial assets:
Cash and cash equivalents	14,501,954		22,820,300
Time deposits	12,649,524		11,339,515
Restricted cash	9,850,930		4,013,565
Available-for-sale investments			1,050,500
Accounts and bills receivable, net	20,493,672		21,216,884
Financial assets included in deposits and other assets	1,538,102		586,022
Amount due from a related party	15,475		12,569
Total financial assets	59,049,657		61,039,355
Current financial liabilities:
Short term bank loans	6,780,394		7,279,629
Accounts and bills payable	14,248,741		12,520,080
Accrued salaries, allowances and other employee benefits	3,077,943		2,980,622
Other accrued liabilities	6,284,082		5,720,757
Total financial liabilities	30,391,160		28,501,088
Fair value [Member]
Current financial assets:
Cash and cash equivalents	14,501,954		22,820,300
Time deposits	12,649,524		11,339,515
Restricted cash	9,850,930		4,013,565
Available-for-sale investments			1,050,500
Accounts and bills receivable, net	20,493,672		21,216,884
Financial assets included in deposits and other assets	1,538,102		586,022
Amount due from a related party	15,475		12,569
Total financial assets	59,049,657		61,039,355
Current financial liabilities:
Short term bank loans	6,780,394		7,279,629
Accounts and bills payable	14,248,741		12,520,080
Accrued salaries, allowances and other employee benefits	3,077,943		2,980,622
Other accrued liabilities	6,284,082		5,720,757
Total financial liabilities	$ 30,391,160		$ 28,501,088